FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  May 6, 2010
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total: $125,180
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES BARCLAYS 1-3 YEAR TREA Common Stock     464287457    14025   166230 SH       Sole                   166230
ISHARES IBOXX INV GR CORP BD   Common Stock     464287242    31959   282594 SH       Sole                   282594
ISHARES LEHMAN 20+ YR TREAS    Common Stock     464287432     7198    68218 SH       Sole                    68218
ISHARES LEHMAN AGG BOND FUND   Common Stock     464287226     1644    15134 SH       Sole                    15134
ISHARES LEHMAN TRES INF PR S   Common Stock     464287176     5530    50704 SH       Sole                    50704
ISHARES S&P GSCI COMMODITY I   Common Stock     46428R107    10009   333528 SH       Sole                   333528
MORGAN STANLEY EMRG MKT DEBT   Common Stock     61744H105     3854   341018 SH       Sole                   341018
PIMCO 15+ YR US TIPS INDEX FUN Common Stock     72201R304     1187    21155 SH       Sole                    21155
PIMCO ENHANCED SHORT MATURITY  Common Stock     72201R833     6751    66895 SH       Sole                    66895
PROSHARES SHORT MSCI EAFE      Common Stock     74347R370     3084    56806 SH       Sole                    56806
PROSHARES SHORT MSCI EMERGIN   Common Stock     74347R396     3908   117046 SH       Sole                   117046
PROSHARES SHORT QQQ            Common Stock     74347R602     9684   249285 SH       Sole                   249285
PROSHARES SHORT RUSSELL2000    Common Stock     74347R826     5990   157932 SH       Sole                   157932
PROSHARES SHORT S&P500         Common Stock     74347R503     3766    77008 SH       Sole                    77008
SPDR DJ WILSHIRE INTL REAL E   Common Stock     78463X863     3975   103261 SH       Sole                   103261
SPDR DJ WILSHIRE REIT ETF      Common Stock     78464A607     8105   141353 SH       Sole                   141353
TEMPLETON EMERG MKTS INC FD    Common Stock     880192109     4511   265681 SH       Sole                   265681